Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Hardware [Member] | Fengqi Beijing Zhineng Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Hardware amount		$ 8,480	$ 11,830